AMOUNT DUE TO DIRECTOR	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
AMOUNT DUE TO DIRECTOR
AMOUNT DUE TO DIRECTOR

4. AMOUNT DUE TO DIRECTOR

As of June 30, 2022 and December 31, 2021, the Company owed to its director an amount of $295,060 and $286,327, respectively. The amount is unsecured, non-interest bearing and repayable on demand. Imputed interest on the loan is considered not significant.

4. AMOUNT DUE TO DIRECTOR

As of December 31, 2021 and 2020, the Company owed to its director in the amount of $286,327 and $199,949, respectively. The amounts are unsecured, non-interest bearing and have no fixed terms of repayment. Imputed interest from related party loans is not significant.